Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Summary of Components of Provision for Income Tax
The components of provision for income tax for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	Current	Deferred	Total
Year ended December 31, 2020
U.K. operations	$—	$—	$—
Foreign jurisdictions	569	—	569

	$569	$—	$569

	Current	Deferred	Total
Year ended December 31, 2019
U.K. operations	$—	$—	$—
Foreign jurisdictions	311	—	311

	$311	$—	$311

Summary of Company's Deferred Taxes
The significant components of the Company’s deferred taxes are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$15,066	$7,494
Research and development credits	—	1,217
Stock-based compensation	1,476	1,057
Lease liabilities	482	916
Accrued liabilities	788	633
Other	2	—

Total gross deferred tax assets	17,814	11,317
Less valuation allowance	(16,377)	(9,520)

Net deferred tax assets	$1,437	$1,797
Deferred tax liabilities:
Right-of-use Assets	$(821)	$(1,064)
Property and equipment, principally due to differences in depreciation	(592)	(733)
Other	(24)	—

Total gross deferred tax liabilities	(1,437)	(1,797)

Net deferred tax assets	$—	$—

Summary of NOLs amd Tax Credit Gross Carryforwards
NOLs and tax credit gross carryforwards as of December 31, 2020 are as follows (in thousands):

	Amount	Expiration Years
NOLs, U.K. (gross)	$79,293	See notes below
Tax credits, Federal	$—	See notes below
Tax credits, State	$—	See notes below

Summary of Unrecognized Tax Benefits	A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Balance at beginning of the year	$405	$271
Increases based on tax positions related to current year	733	134
Increases based on tax positions related to prior years	1,199	—
Decreases based on tax positions related to prior years	(101)	—

Balance at end of year	$2,236	$405